                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter ended March 31, 2013
                                               ----------------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RMR Advisors, Inc.
                 --------------------------------
   Address:      Two Newton Place
                 --------------------------------
                 255 Washington Street, Suite 300
                 --------------------------------
                 Newton, MA 02458
                 --------------------------------

Form 13F File Number: 28-10878
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adam D. Portnoy
         -------------------------------
Title:   President
         -------------------------------
Phone:   617-332-9530
         -------------------------------

Signature, Place, and Date of Signing:

         /s/Adam D. Portnoy              Newton, MA       April 16, 2013
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                  104
                                        --------------------

Form 13F Information Table Value Total:             $149,680
                                        --------------------
                                            (thousands)

List of Other Included Managers:  None

                           FORM 13F INFORMATION TABLE

                                                              VALUE     AMOUNT AND TYPE OF  INVESTMENT  OTHER
NAME OF ISSUER                   TITLE OF CLASS    CUSIP   (x $1,000)       SECURITY        DISCRETION MANAGERS   VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       SHRS OR         PUT/
                                                                       PRN AMT  SH/PRN CALL                      SOLE   SHARED NONE
                                                                      --------- ------ ----                     ------- ------ ----
ALEXANDRIA REAL ESTATE EQUIT          COM        015271109    2,058      29,000  SH            SOLE              29,000    -
AMERICAN CAMPUS COMMUNITIES           COM        024835100    1,174      25,900  SH            SOLE              25,900    -
ANNALY CAPITAL MANAGEMENT IN          COM        035710409    1,351      85,000  SH            SOLE              85,000    -
APARTMENT INVT + MGMT CO A            CL A       03748R101      881      28,745  SH            SOLE              28,745    -
ARMOUR RESIDENTIAL REIT INC           CL A       042315101      392      60,000  SH            SOLE              60,000    -
ASHFORD HOSPITALITY TRUST           COM SHS      044103109      680      55,000  SH            SOLE              55,000    -
ASHFORD HOSPITALITY TRUST       9% CUM PFD SER E 044103505    1,242      45,000  SH            SOLE              45,000    -
ASSOCIATED ESTATES REALTY CP          COM        045604105    3,591     192,628  SH            SOLE             192,628    -
AVALONBAY COMMUNITIES INC             COM        053484101    3,240      25,575  SH            SOLE              25,575    -
BEAZER HOMES USA INC                COM NEW      07556Q881      111       7,000  SH            SOLE               7,000    -
BIOMED REALTY TRUST INC               COM        09063H107    1,080      50,000  SH            SOLE              50,000    -
BLACKROCK CREDIT ALL INC TR           COM        092508100      272      19,451  SH            SOLE              19,451    -
BOSTON PROPERTIES INC                 COM        101121101    2,072      20,500  SH            SOLE              20,500    -
BRANDYWINE REALTY TRUST          SH BEN INT NEW  105368203    2,158     145,300  SH            SOLE             145,300    -
BRE PROPERTIES INC                    CL A       05564E106    1,207      24,800  SH            SOLE              24,800    -
CAMDEN PROPERTY TRUST              SH BEN INT    133131102      343       5,000  SH            SOLE               5,000    -
CAMPUS CREST COMMUNITIES INC          COM        13466Y105       14       1,000  SH            SOLE               1,000    -
CAPLEASE INC                          COM        140288101      952     149,498  SH            SOLE             149,498    -
CBL + ASSOCIATES PROPERTIES           COM        124830100    1,982      84,000  SH            SOLE              84,000    -
CEDAR REALTY TRUST INC              COM New      150602209      708     115,810  SH            SOLE             115,810    -
CHATHAM LODGING TRUST                 COM        16208T102      810      46,000  SH            SOLE              46,000    -
CHESAPEAKE LODGING TRUST           SH BEN INT    165240102    1,645      71,700  SH            SOLE              71,700    -
COHEN + STEERS INFRASTRUCTURE         COM        19248A109      626      30,278  SH            SOLE              30,278    -
COHEN + STEERS QUALITY RLTY           COM        19247L106    1,162     100,297  SH            SOLE             100,297    -
COLONIAL PROPERTIES TRUST        COM SH BEN INT  195872106    1,307      57,800  SH            SOLE              57,800    -
CORPORATE OFFICE PROPERTIES        SH BEN INT    22002T108    1,294      48,500  SH            SOLE              48,500    -
CUBESMART                             COM        229663109      395      15,000  SH            SOLE              15,000    -
DCT INDUSTRIAL TRUST INC              COM        233153105    1,106     149,500  SH            SOLE             149,500    -
DDR CORP                              COM        23317H102      819      47,000  SH            SOLE              47,000    -
DIAMONDROCK HOSPITALITY CO            COM        252784301      518      55,603  SH            SOLE              55,603    -
DIGITAL REALTY TRUST INC              COM        253868103    1,740      26,000  SH            SOLE              26,000    -
DOUGLAS EMMETT INC                    COM        25960P109      980      39,322  SH            SOLE              39,322    -
DUKE REALTY CORP                    COM NEW      264411505      783      46,100  SH            SOLE              46,100    -
DUPONT FABROS TECHNOLOGY              COM        26613Q106      388      16,000  SH            SOLE              16,000    -
EASTGROUP PROPERTIES INC              COM        277276101      774      13,300  SH            SOLE              13,300    -
EATON VANCE ENHANCED EQUITY IN        COM        278277108      402      35,388  SH            SOLE              35,388    -
EDUCATION REALTY TRUST INC            COM        28140H104      176      16,737  SH            SOLE              16,737    -
EPR PROPERTIES                   COM SH BEN INT  26884U109    4,354      83,650  SH            SOLE              83,650    -
EQUITY ONE INC                        COM        294752100      707      29,500  SH            SOLE              29,500    -
EQUITY RESIDENTIAL                 SH BEN INT    29476L107    4,074      74,000  SH            SOLE              74,000    -
ESSEX PROPERTY TRUST INC              COM        297178105    1,581      10,500  SH            SOLE              10,500    -
EXCEL TRUST INC                       COM        30068C109    1,550     113,568  SH            SOLE             113,568    -
FELCOR LODGING TRUST INC              COM        31430F101       60      10,000  SH            SOLE              10,000    -
FELCOR LODGING TRUST INC         PFD CV A $1.95  31430F200    1,813      73,000  SH            SOLE              73,000    -
FIRST POTOMAC REALTY TRUST            COM        33610F109      222      15,000  SH            SOLE              15,000    -
FRANKLIN STREET PROPERTIES C          COM        35471R106      610      41,695  SH            SOLE              41,695    -
GETTY REALTY CORP                     COM        374297109      445      22,000  SH            SOLE              22,000    -
GLADSTONE COMMERCIAL CORP             COM        376536108      204      10,477  SH            SOLE              10,477    -
GLIMCHER REALTY TRUST              SH BEN INT    379302102    2,340     201,700  SH            SOLE             201,700    -
HCP INC                               COM        40414L109    5,810     116,530  SH            SOLE             116,530    -
HEALTH CARE REIT INC                  COM        42217K106    1,983      29,200  SH            SOLE              29,200    -
HEALTHCARE REALTY TRUST INC           COM        421946104      372      13,100  SH            SOLE              13,100    -
HERSHA HOSPITALITY TRUST          SH BEN INT A   427825104    2,281     390,583  SH            SOLE             390,583    -
HIGHWOODS PROPERTIES INC              COM        431284108    1,583      40,000  SH            SOLE              40,000    -
HOME PROPERTIES INC                   COM        437306103      507       8,000  SH            SOLE               8,000    -
HOST HOTELS + RESORTS INC             COM        44107P104      420      24,000  SH            SOLE              24,000    -
HYATT HOTELS CORP CL A              COM CL A     448579102      540      12,500  SH            SOLE              12,500    -
INLAND REAL ESTATE CORP             COM NEW      457461200    1,375     136,300  SH            SOLE             136,300    -
INVESTORS REAL ESTATE TRUST        SH BEN INT    461730103      254      25,700  SH            SOLE              25,700    -
KILROY REALTY CORP                    COM        49427F108    1,499      28,600  SH            SOLE              28,600    -
KIMCO REALTY CORP                     COM        49446R109    2,464     110,000  SH            SOLE             110,000    -
KITE REALTY GROUP TRUST               COM        49803T102    1,048     155,503  SH            SOLE             155,503    -
LAS VEGAS SANDS CORP                  COM        517834107      282       5,000  SH            SOLE               5,000    -
LASALLE HOTEL PROPERTIES         COM SH BEN INT  517942108      254      10,000  SH            SOLE              10,000    -
LEXINGTON REALTY TRUST                COM        529043101    3,175     269,058  SH            SOLE             269,058    -
LIBERTY PROPERTY TRUST             SH BEN INT    531172104    2,772      69,737  SH            SOLE              69,737    -
LTC PROPERTIES INC                    COM        502175102    1,979      48,600  SH            SOLE              48,600    -
MACERICH CO/THE                       COM        554382101    1,833      28,470  SH            SOLE              28,470    -
MACK CALI REALTY CORP                 COM        554489104    1,660      58,030  SH            SOLE              58,030    -
MEDICAL PROPERTIES TRUST INC          COM        58463J304    5,202     324,320  SH            SOLE             324,320    -
MID AMERICA APARTMENT COMM            COM        59522J103    1,243      18,000  SH            SOLE              18,000    -
MPG OFFICE TRUST INC                  COM        553274101       66      24,000  SH            SOLE              24,000    -
NATIONAL RETAIL PROPERTIES            COM        637417106    4,861     134,400  SH            SOLE             134,400    -
NATL HEALTH INVESTORS INC             COM        63633D104    3,139      47,958  SH            SOLE              47,958    -
NUVEEN REAL ESTATE INCOME FUND        COM        67071B108       46       3,700  SH            SOLE               3,700    -
OMEGA HEALTHCARE INVESTORS            COM        681936100      471      15,498  SH            SOLE              15,498    -
ONE LIBERTY PROPERTIES INC            COM        682406103      971      44,712  SH            SOLE              44,712    -
PEBBLEBROOK HOTEL TRUST               COM        70509V100    1,112      43,100  SH            SOLE              43,100    -
PENN REAL ESTATE INVEST TST        SH BEN INT    709102107    1,398      72,118  SH            SOLE              72,118    -
POST PROPERTIES INC                   COM        737464107      688      14,600  SH            SOLE              14,600    -
PROLOGIS INC                          COM        74340W103    1,723      43,088  SH            SOLE              43,088    -
PUBLIC STORAGE                        COM        74460D109    2,422      15,900  SH            SOLE              15,900    -
RAMCO GERSHENSON PROPERTIES TR   COM SH BEN INT  751452202    2,304     137,128  SH            SOLE             137,128    -
REALTY INCOME CORP                    COM        756109104    1,084      23,900  SH            SOLE              23,900    -
REGENCY CENTERS CORP                  COM        758849103      799      15,100  SH            SOLE              15,100    -
RETAIL PROPERTIES OF AME A            CL A       76131V202      444      30,000  SH            SOLE              30,000    -
RLJ LODGING TRUST                     COM        74965L101      897      39,400  SH            SOLE              39,400    -
SABRA HEALTH CARE REIT INC            COM        78573L106    1,494      51,500  SH            SOLE              51,500    -
SIMON PROPERTY GROUP INC              COM        828806109    4,476      28,227  SH            SOLE              28,227    -
SL GREEN REALTY CORP                  COM        78440X101    1,972      22,900  SH            SOLE              22,900    -
ST JOE CO/THE                         COM        790148100      106       5,000  SH            SOLE               5,000    -
STAG INDUSTRIAL INC                   COM        85254J102    1,727      81,209  SH            SOLE              81,209    -
SUMMIT HOTEL PROPERTIES INC           COM        866082100      383      36,600  SH            SOLE              36,600    -
SUN COMMUNITIES INC                   COM        866674104    2,578      52,256  SH            SOLE              52,256    -
SUNSTONE HOTEL INVESTORS        CV 8% CUM PFD-D  867892507    2,901     108,739  SH            SOLE             108,739    -
SPIRIT REALTY CAPITAL INC             COM        84860F109      665      35,000  SH            SOLE              35,000    -
SUPERTEL HOSPITALITY INC              COM        868526104       94      84,642  SH            SOLE              84,642    -
UDR INC                               COM        902653104      943      39,000  SH            SOLE              39,000    -
UMH PROPERTIES INC                CV RED PFD A   903002202      997      37,500  SH            SOLE              37,500    -
URSTADT BIDDLE PROPERTIES, INC.       CL A       917286205      910      41,800  SH            SOLE              41,800    -
VENTAS INC                            COM        92276F100    5,958      81,397  SH            SOLE              81,397    -
VORNADO REALTY TRUST               SH BEN INT    929042109    3,290      39,335  SH            SOLE              39,335    -
WEINGARTEN REALTY INVESTORS        SH BEN INT    948741103    1,798      57,000  SH            SOLE              57,000    -
WHITESTONE REIT                    SH BEN INT    966084204       34       2,229  SH            SOLE               2,229    -